Prepaid Charter Revenue (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Movement [Table Text Block]
	Gross Amount	Accumulated Amortization		Net Amount

Balance, December 31, 2014	$33,500	$(27,136)	$	$ 6,364
- Additions	6,000	-		6,000
- Amortization for the period	-	(8,566)		(8,566)
- Write-off of fully amortized assets	(12,500)	12,500		-
Balance, December 31, 2015	$27,000	$(23,202)	$	$ 3,798
- Amortization for the period	-	(3,798)		(3,798)
- Write-off of fully amortized assets	(11,500)	11,500		-
Balance, December 31, 2016	$15,500	$(15,500)	$	$ -